TRADE AND NOTES RECEIVABLES - Ageing analysis of trade and notes receivables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
TRADE AND NOTES RECEIVABLES
Provision for impairment	¥ (714,857)	¥ (659,261)
Trade and notes receivables	4,559,112	5,209,535
1 to 2 Years
TRADE AND NOTES RECEIVABLES
Provision for impairment	(2,496)
Cost
TRADE AND NOTES RECEIVABLES
Trade and notes receivables	5,273,969	5,868,796
Cost | Within 1 Year
TRADE AND NOTES RECEIVABLES
Trade and notes receivables	2,907,407	3,320,735
Cost | 1 to 2 Years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables	742,477	906,302
Cost | 2 and 3 Years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables	377,836	158,162
Cost | Over 3 years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables	1,246,249	1,483,597
Provision for impairment
TRADE AND NOTES RECEIVABLES
Provision for impairment	¥ (714,857)	¥ (659,261)	¥ (546,102)